Reconciliation of net cash flow from operating activities (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Reconciliation of net cash flow from operating activities
Profit for the financial period	€ 1,243	€ 1,277
Investment income	(211)	(129)
Financing costs	1,418	1,473
Income tax expense/(credit)	485	(1)
Operating profit	2,935	2,620
Adjustments for:
Share-based payments and other non-cash charges	46	98
Depreciation and amortisation	6,853	6,952
Loss on disposal of property, plant and equipment and intangible assets	9	26
Share of result of equity accounted associates and joint ventures	(343)	(111)
Other (income)/expense	(104)	108
Increase in inventory	(175)	(41)
Increase in trade and other receivables	(1,381)	(1,254)
Decrease in trade and other payables	(888)	(1,366)
Cash generated by operations	6,952	7,032
Taxation	(672)	(577)
Net cash flow from operating activities	€ 6,280	€ 6,455